Statement of Operations	12 Months Ended
Dec. 31, 2024 USD ($)
Investment Income
Interest income	$ (192,382) [1]
Dividend income	179,676
Total Investment Income/(Loss)	(12,706)
Expenses
Management fees (see Note 5)	1,553,539
Legal fees	634,338
Audit and tax fees	341,750
Pricing fees	332,867
Board of Directors fees	280,220
Chief compliance and principal financial officer fees	135,744
Fund administration fees	123,801
Transfer agent fees	19,227
Custody fees	6,549
Other expenses	237,414
Total Expenses	3,665,449
Net Investment Loss	(3,678,155)
Realized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	8
Change in Unrealized Appreciation/(Depreciation) on Investments
Net change in unrealized fair value on investments	21,104,520
Net Realized and Unrealized Gain/(Loss)	21,104,528
Net Increase in Net Assets from Operations	$ 17,426,373

[1]	Amount is negative due to write off of interest receivable from Boom Technology.